SHARE-BASED COMPENSATION - Restricted stock units activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
2010 Plan
Number of RSUs
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 0.51
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	1,445,345
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	$ 1,005
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 0.55
Restricted Stock Units (RSUs)
Number of RSUs
Unvested, beginning balance	3,218,452
Granted	544,120
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 7.67
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value	7.22
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value	$ 6.52
Forfeited	(210,392)
Unvested, ending balance	2,696,129	3,218,452
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Nonvested	$ 19,547
Vested	(856,051)
Weighted-average grant date fair value
Unvested, beginning balance (in dollars per share)	$ 6.66
Unvested, ending balance (in dollars per share)	$ 6.83	$ 6.66
Weighted-average remaining contractual terms (Years)
Unvested, December 31, 2018	7 years 9 months 18 days	9 years